Pension and other post-employment benefits - Schedule of Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Non-service costs
Non-service costs	$ 2.8	$ 4.0	$ 0.5	$ 7.4
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.8	3.0	6.1	6.1
Non-service costs
Interest cost	7.8	8.1	16.4	16.5
Expected return on plan assets	(9.3)	(8.6)	(18.6)	(17.3)
Amortization of net actuarial gains	(0.6)	(0.3)	(1.0)	(0.7)
Amortization of prior service credits	(0.4)	(0.3)	(0.7)	(0.7)
Impact of regulatory accounts	4.7	4.3	3.5	8.7
Non-service costs	2.2	3.2	(0.4)	6.5
Net benefit cost	5.0	6.2	5.7	12.6
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.7	0.8	1.4	1.6
Non-service costs
Interest cost	3.1	2.7	5.7	5.3
Expected return on plan assets	(2.9)	(2.7)	(5.5)	(5.3)
Amortization of net actuarial gains	(1.4)	(0.9)	(2.6)	(2.5)
Amortization of prior service credits	(0.2)	(0.2)	(0.4)	(0.4)
Impact of regulatory accounts	2.0	1.9	3.7	3.8
Non-service costs	0.6	0.8	0.9	0.9
Net benefit cost	$ 1.3	$ 1.6	$ 2.3	$ 2.5